Prepayment and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayment and Other Current Assets
Prepayments for services	¥ 25,711		¥ 31,988
Prepaid rental and other deposits	6,738		18,241
Prepayments to inventory suppliers	5,945		15,389
Loan receivables, net	65,937		15,074
Receivable from other online retail platform	144		6,627
Receivable related to exercise of share options	110		310
Staff advances	185		432
Deductible VAT	5,362		422
Interest receivable	14,814		284
Others	1,943		3,075
Total	¥ 126,889	$ 18,397	¥ 91,842